GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB
Balance at January 1, 2013	10,011,247	—	10,011,247
Translation difference	(300,393)	—	(300,393)

Balance at December 31, 2013	9,710,854	—	9,710,854
Translation difference	35,200	—	35,200

Balance at December 31, 2014	9,746,054	—	9,746,054
Translation difference	596,640	—	596,640

Balance at December 31, 2015	10,342,694	—	10,342,694

Balance at December 31, 2015 US$ (Note 3)	1,596,637	—	1,596,637